Retirement-Related Benefits - Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2022 USD ($)
Pension Plans
Expected Benefit Payments
Expected benefit payments, 2023	$ 4,115
Expected benefit payments, 2024	4,106
Expected benefit payments, 2025	4,137
Expected benefit payments, 2026	4,077
Expected benefit payments, 2027	3,996
Expected benefit payments, 2028-2032	18,754
Nonpension Postretirement Plans
Expected Benefit Payments
Expected benefit payments, 2023	367
Expected benefit payments, 2024	294
Expected benefit payments, 2025	280
Expected benefit payments, 2026	272
Expected benefit payments, 2027	263
Expected benefit payments, 2028-2032	1,271
U.S. | Pension Plans | Qualified Plans
Expected Benefit Payments
Expected benefit payments, 2023	1,757
Expected benefit payments, 2024	1,791
Expected benefit payments, 2025	1,813
Expected benefit payments, 2026	1,765
Expected benefit payments, 2027	1,712
Expected benefit payments, 2028-2032	7,792
U.S. | Pension Plans | Nonqualified Plans
Expected Benefit Payments
Expected benefit payments, 2023	124
Expected benefit payments, 2024	123
Expected benefit payments, 2025	121
Expected benefit payments, 2026	119
Expected benefit payments, 2027	116
Expected benefit payments, 2028-2032	538
U.S. | Nonpension Postretirement Plans
Expected Benefit Payments
Expected benefit payments, 2023	326
Expected benefit payments, 2024	253
Expected benefit payments, 2025	238
Expected benefit payments, 2026	229
Expected benefit payments, 2027	220
Expected benefit payments, 2028-2032	1,043
Non-US | Pension Plans | Qualified Plans
Expected Benefit Payments
Expected benefit payments, 2023	1,893
Expected benefit payments, 2024	1,869
Expected benefit payments, 2025	1,879
Expected benefit payments, 2026	1,866
Expected benefit payments, 2027	1,846
Expected benefit payments, 2028-2032	8,876
Non-US | Pension Plans | Nonqualified Plans
Expected Benefit Payments
Expected benefit payments, 2023	342
Expected benefit payments, 2024	323
Expected benefit payments, 2025	324
Expected benefit payments, 2026	328
Expected benefit payments, 2027	321
Expected benefit payments, 2028-2032	1,548
Non-US | Nonpension Postretirement Plans | Qualified Plans
Expected Benefit Payments
Expected benefit payments, 2023	17
Expected benefit payments, 2024	18
Expected benefit payments, 2025	19
Expected benefit payments, 2026	20
Expected benefit payments, 2027	21
Expected benefit payments, 2028-2032	122
Non-US | Nonpension Postretirement Plans | Nonqualified Plans
Expected Benefit Payments
Expected benefit payments, 2023	23
Expected benefit payments, 2024	23
Expected benefit payments, 2025	23
Expected benefit payments, 2026	22
Expected benefit payments, 2027	22
Expected benefit payments, 2028-2032	$ 106